GOODWILL AND INTENGABLE ASSETS (Schedule of Annual Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Year ending December 31
2019	$ 2,625
2020	2,503
2021	2,297
2022	736
2023	84
Thereafter	15
Net book value	8,260
Goodwill amount	$ 20,114	$ 20,114